Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Impairment Loss	$ 140,334
Intangible amortization expense	118,782	118,516	107,086
Estimated amortization expense, year ending June 30, 2013	113,785
Estimated amortization expense, year ending June 30, 2014	109,360
Estimated amortization expense, year ending June 30, 2015	105,222
Estimated amortization expense, year ending June 30, 2016	99,406
Estimated amortization expense, year ending June 30, 2017	92,579
Impairment of Intangible Assets, Finite-lived	$ 43,664